Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thrivent Core Funds
Entity Central Index Key	0001669626
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000192839
Shareholder Report [Line Items]
Fund Name	Thrivent Core Emerging Markets Debt Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Core Emerging Markets Debt Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Core Emerging Markets Debt Fund earned a return of 13.90%, outperforming its market benchmark, the JPMorgan EMBI Global Diversified Index, which returned 12.76%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

Line Graph [Table Text Block]
	FundFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	JPMorgan EMBI Global Diversified Index
09/17	10,000	10,000	10,000
10/17	9,906	9,932	10,011
10/18	9,475	9,728	9,571
10/19	10,786	10,848	10,945
10/20	11,270	11,519	11,052
10/21	11,651	11,464	11,540
10/22	8,985	9,666	8,749
10/23	9,800	9,700	9,480
10/24	11,764	10,723	11,202
10/25	13,399	11,384	12,632

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 9/5/2017
FundFootnote Reference1	13.90%	3.52%	3.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.60%
JPMorgan EMBI Global Diversified Index	12.76%	2.71%	2.90%

AssetsNet	$ 703,846,209
Holdings Count | Holding	258
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$703,846,209	258	14%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.0%
Short-Term Investments	2.0%

Country Weightings (% of Net Assets)

Mexico	5.6%
Saudi Arabia	4.0%
Indonesia	4.0%
Turkey	3.6%
Virgin Islands, British	3.4%
Romania	3.3%
Chile	3.2%
South Africa	3.1%
Argentina	3.0%
Dominican Republic	2.9%
Other Countries	60.5%

Major Market Sectors (% of Net Assets)

Foreign Government	93.3%
Energy	2.9%
Communications Services	0.3%
Utilities	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

State Grid Overseas Investment 2016, Ltd.	1.8%
Argentina Government International Bond	1.5%
Petroleos Mexicanos	1.5%
Ivory Coast Government International Bond	1.4%
Uruguay Government International Bond	1.4%
Argentina Government International Bond	1.3%
Oman Government International Bond	1.2%
Abu Dhabi Government International Bond	1.2%
Ecuador Government International Bond	1.1%
Saudi Arabia Government International Bond	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000215652
Shareholder Report [Line Items]
Fund Name	Thrivent Core Emerging Markets Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Core Emerging Markets Equity Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$20	0.17%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Core Emerging Markets Equity Fund earned a return of 28.45%. The Fund’s broad-based benchmark, MSCI Emerging Markets Index - USD Net Returns, earned a return of 27.91% over the same period. The Fund uses equity index futures to manage market exposure.  The Fund's use of derivatives had a positive impact on returns.

Line Graph [Table Text Block]
	FundFootnote Reference1	MSCI Emerging Markets Index - USD Net Returns
01/20	10,000	10,000
10/20	10,360	10,581
10/21	11,919	12,375
10/22	8,204	8,536
10/23	9,256	9,457
10/24	11,612	11,852
10/25	14,916	15,160

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 1/31/2020
FundFootnote Reference1	28.45%	7.56%	7.20%
MSCI Emerging Markets Index - USD Net Returns	27.91%	7.46%	7.50%

AssetsNet	$ 704,987,998
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$704,987,998	372	77%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.0%
Preferred Stock	1.4%
Short-Term Investments	0.6%

Country Weightings (% of Net Assets)

Taiwan	20.3%
Cayman Islands	16.9%
India	15.6%
South Korea	12.4%
China	11.3%
Brazil	4.8%
Thailand	3.1%
South Africa	2.5%
United Arab Emirates	2.4%
Saudi Arabia	2.2%
Other Countries	7.9%

Major Market Sectors (% of Net Assets)

Information Technology	28.2%
Financials	24.3%
Communications Services	11.1%
Consumer Discretionary	10.8%
Materials	7.2%
Industrials	4.6%
Energy	4.4%
Health Care	4.1%
Real Estate	2.2%
Utilities	1.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Company, Ltd.	11.9%
Tencent Holdings, Ltd.	5.6%
Samsung Electronics Company, Ltd.	3.4%
Alibaba Group Holding, Ltd.	3.1%
SK Hynix, Inc.	2.2%
Hon Hai Precision Industry Company, Ltd.	1.4%
Bharti Airtel, Ltd.	1.3%
Delta Electronics, Inc.	1.2%
NetEase, Inc. ADR	1.1%
HDFC Bank, Ltd.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000195231
Shareholder Report [Line Items]
Fund Name	Thrivent Core International Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Core International Equity Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Core International Equity Fund earned a return of 22.54%, underperforming its market benchmark, the MSCI EAFE Index, which returned 23.03%. The Fund’s broad-based benchmark, MSCI All Country World Index ex-USA - USD Net Returns, earned a return of 24.93% over the same period. The Fund uses equity index futures to manage market exposure.  The Fund's use of derivatives had a positive impact on returns.

Line Graph [Table Text Block]
	FundFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns	MSCI EAFE Index	MSCI World ex-USA Index - USD Net Returns
11/17	10,000	10,000	10,000	10,000
10/18	9,292	9,225	9,389	9,388
10/19	10,035	10,264	10,426	10,429
10/20	9,100	9,996	9,710	9,721
10/21	12,537	12,961	13,029	13,181
10/22	9,552	9,757	10,033	10,276
10/23	10,803	10,934	11,478	11,567
10/24	13,296	13,595	14,114	14,324
10/25	16,292	16,984	17,364	17,702

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 11/14/2017
FundFootnote Reference1	22.54%	12.35%	6.32%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	6.87%
MSCI EAFE Index	23.03%	12.33%	7.17%
MSCI World ex-USA Index - USD Net Returns	23.59%	12.74%	7.43%

AssetsNet	$ 713,455,886
Holdings Count | Holding	286
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$713,455,886	286	84%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.5%
Short-Term Investments	0.5%
Preferred Stock&lt;	0.1%

Country Weightings (% of Net Assets)

Japan	22.4%
United Kingdom	14.8%
France	9.7%
Germany	9.4%
Switzerland	8.9%
Netherlands	7.5%
Australia	6.8%
Italy	4.0%
Spain	3.0%
Sweden	2.1%
Other Countries	10.3%

Major Market Sectors (% of Net Assets)

Financials	26.8%
Industrials	21.2%
Consumer Discretionary	9.6%
Health Care	9.0%
Information Technology	8.7%
Communications Services	6.4%
Materials	5.1%
Consumer Staples	4.5%
Utilities	3.3%
Energy	2.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Novartis AG	2.4%
Shell plc	2.1%
ASML Holding NV	2.1%
Allianz SE	1.9%
ABB, Ltd.	1.9%
Roche Holding AG, Participation Certificates	1.7%
Safran SA	1.6%
UniCredit SPA	1.6%
SAP SE	1.5%
AXA SA	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund is authorized to include derivatives in its investment strategy. As a result, Derivatives Risk has been added as a principal risk factor.

C000171473
Shareholder Report [Line Items]
Fund Name	Thrivent Core Short-Term Reserve Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Core Short-Term Reserve Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Core Short-Term Reserve Fund earned a return of 4.75%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

Line Graph [Table Text Block]
	FundFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
05/16	10,000	10,000
10/16	10,032	10,173
10/17	10,144	10,265
10/18	10,347	10,054
10/19	10,615	11,211
10/20	10,746	11,905
10/21	10,764	11,848
10/22	10,901	9,990
10/23	11,476	10,025
10/24	12,133	11,082
10/25	12,709	11,765

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 5/2/2016
FundFootnote Reference1	4.75%	3.41%	2.55%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.72%

AssetsNet	$ 3,842,777,397
Holdings Count | Holding	247
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,842,777,397	247	89%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Short-Term Investments	100.0%

Major Market Sectors (% of Net Assets)

Financials	49.3%
Consumer Cyclical	9.0%
U.S. Government & Agencies	8.7%
Consumer Non-Cyclical	8.2%
Utilities	7.1%
Capital Goods	6.1%
Foreign Government	3.4%
Energy	3.4%
Basic Materials	2.6%
Technology	2.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Svenska Handelsbanken AB	0.7%
BMW US Capital, LLC	0.7%
Citibank NA	0.7%
Federal Home Loan Mortgage Corporation	0.7%
BPCE SA	0.5%
Royal Bank of Canada	0.5%
JPMorgan Chase Bank NA	0.5%
Mizuho Markets Cayman, LP	0.5%
Federal Farm Credit Bank	0.5%
Federal Farm Credit Bank	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

C000234237
Shareholder Report [Line Items]
Fund Name	Thrivent Core Small Cap Value Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Core Small Cap Value Fund (the Fund) for the 12 months ended October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Core Small Cap Value Fund earned a return of 4.11%, underperforming its market benchmark, the Russell 2000® Value Index, which returned 9.87%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

Line Graph [Table Text Block]
	FundFootnote Reference1	Russell 3000® Index	Russell 2000® Value Index	S&P SmallCap 600 Value Index
03/22	10,000	10,000	10,000	10,000
10/22	9,360	8,611	9,099	9,306
10/23	8,614	9,332	8,196	8,406
10/24	11,947	12,865	10,799	10,829
10/25	12,438	15,542	11,866	11,492

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	Since Inception 3/31/2022
FundFootnote Reference1	4.11%	6.27%
Russell 3000® Index	20.81%	13.07%
Russell 2000® Value Index	9.87%	4.88%
S&P SmallCap 600 Value Index	6.12%	3.95%

AssetsNet	$ 142,472,208
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$142,472,208	61	51%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.9%
Short-Term Investments	4.1%

Major Market Sectors (% of Net Assets)

Financials	23.4%
Industrials	14.4%
Consumer Discretionary	12.9%
Information Technology	12.2%
Materials	7.7%
Real Estate	7.1%
Energy	5.1%
Health Care	5.0%
Utilities	4.8%
Consumer Staples	3.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Cushman and Wakefield plc	2.9%
MKS, Inc.	2.6%
Spire, Inc.	2.6%
Constellium SE	2.4%
Crane NXT Company	2.4%
UMB Financial Corporation	2.4%
Wintrust Financial Corporation	2.3%
Greif, Inc.	2.3%
Black Hills Corporation	2.2%
Signet Jewelers, Ltd.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There was a significant reduction in fund assets during the period, causing an increase in net fund expenses of 0.03% year over year. At a special meeting of shareholders of the Fund held on October 20, 2025, shareholders approved the conversion of the Fund into Thrivent Small Cap Value ETF, a newly organized exchange traded fund that is a series of Thrivent ETF Trust. The conversion was completed on November 14, 2025. Upon completion of the conversion, the Fund moved to a new management fee structure.